LEGAL MATTERS	6 Months Ended	12 Months Ended
	Mar. 31, 2013	Sep. 30, 2012
Legal Matters
LEGAL MATTERS

Note 12 — Legal Matters

In 1997, the Ministry of Defense for the Armed Forces of the Islamic Republic of Iran obtained a U.S. District Court judgment enforcing an arbitration award in its favor against us of $2.8 million, plus arbitration costs and interest related to a contract awarded to us by Iran in 1977. Both parties appealed to the 9th Circuit Court of Appeals. In December 2011, a decision was handed down upholding the arbitration award and requiring the district court to resolve outstanding issues related to the amount of interest to be paid and whether the plaintiff should be awarded attorney’s fees. Under a 1979 Presidential executive order, all transactions by U.S. citizens with Iran are prohibited; however, in April 2012 we received a license from the U.S. Treasury Department allowing us to remit the arbitration award and related post-judgment interest owed totaling $8.8 million to the U.S. District Court on April 18, 2012. We had recorded a liability for the judgment amount in periods prior to 2012 and had accrued interest through the date of the payment, so there was no impact on 2012 earnings related to this matter other than interest accrued of $0.2 million. Through September 30, 2012 we did not accrue a liability for any additional pre-judgment interest, as we were unable to estimate a probability of loss for these amounts. In January 2013, the District Court decided in favor of the plaintiff for pre-judgment interest totaling $0.6 million. This amount was recognized as expense in the first quarter of fiscal 2013. On February 15, 2013, this remaining sum was paid to the U.S. District Court, which we believe concluded our involvement in this matter.

In November 2011, we received a claim from a public transit authority customer which alleges that the authority incurred a loss of transit revenue due to the inappropriate and illegal actions of one of our former employees, who has plead guilty to the charges. This individual was employed to work on a contract we acquired in a business combination in 2009 and had allegedly been committing these illegal acts from almost two years prior to our acquisition of the contract, until his arrest in May 2011. The transit system was designed and installed by a company unrelated to us. The claim currently seeks recoupment from us of a total amount of $3.9 million for alleged lost revenue, fees and damages. In March 2012, the county superior court entered a default judgment against our former employee and others for $2.9 million based upon the estimated loss of revenue by the public transit authority customer. In the quarter ended March 31, 2012, we recorded an accrued cost of $2.9 million within general and administrative expense in the transportation systems segment based upon the court’s assessment of these losses. We have not recorded expense for any amount in excess of the $2.9 million through March 31, 2013 as no other loss is deemed probable. Insurance may cover all, or a portion, of any losses we could ultimately incur for this matter. However, any potential insurance proceeds will not be recognized in the financial statements until receipt of any such proceeds is assured.

We are not a party to any other material pending proceedings and we consider all other matters to be ordinary proceedings incidental to the business. We believe the outcome of these other proceedings will not have a materially adverse effect on our financial position, results of operations, or cash flows.

Note 16—Legal matters

In 1997, the Ministry of Defense for the Armed Forces of the Islamic Republic of Iran obtained a U.S. District Court judgment enforcing an arbitration award in its favor against us of $2.8 million, plus arbitration costs and interest related to a contract awarded to us by Iran in 1977. Both parties appealed to the 9th Circuit Court of Appeals. In December 2011, a decision was handed down upholding the arbitration award and requiring the district court to resolve outstanding issues related to the amount of interest to be paid and whether the plaintiff should be awarded attorney's fees. Under a 1979 Presidential executive order, all transactions by United States citizens with Iran are prohibited; however, in April 2012 we received a license from the U.S. Treasury Department allowing us to remit the arbitration award and related post-judgment interest owed totaling $8.8 million to the U.S. District Court on April 18, 2012. We had recorded a liability for the judgment amount in periods prior to 2012 and had accrued interest through the date of the payment, so there was no impact on 2012 earnings related to this matter other than interest accrued of $0.2 million. We are unable to determine whether the U.S. District Court will award additional pre-judgment interest, which the plaintiff has asserted should be $1.4 million, or reimbursement to the plaintiff for attorney's fees amounting to $0.1 million, because these are discretionary with the court. Therefore, we have not recorded a liability for these amounts as of September 30, 2012. The District Court heard argument from both parties on September 24, 2012 and we are awaiting their decision.

In November 2011, we received a claim from a public transit authority customer which alleges that the authority incurred a loss of transit revenue due to the inappropriate and illegal actions of one of our former employees, who has plead guilty to the charges. This individual was employed to work on a contract we acquired in a business combination in 2009 and had allegedly been committing these illegal acts from almost two years prior to our acquisition of the contract, until his arrest in May 2011. The transit system was designed and installed by a company unrelated to us. The claim seeks recoupment from us of the alleged lost revenue and an unspecified amount of fees and damages. In March 2012, the county superior court entered a default judgment against our former employee and others for $2.9 million based upon the estimated loss of revenue by the public transit authority customer. In the quarter ended March 31, 2012, we recorded an accrued cost of $2.9 million within general and administrative expense in the transportation systems segment based upon the court's assessment of these losses. We are currently unable to estimate the amount of any other fees or damages related to this matter in excess of the amount that has been recorded through September 30, 2012. Insurance may cover all, or a portion, of any losses we could ultimately incur for this matter. However, any potential insurance proceeds are treated as a gain contingency and will not be recognized in the financial statements until receipt of any such proceeds is assured.

We are not a party to any other material pending proceedings and we consider all other matters to be ordinary proceedings incidental to the business. We believe the outcome of these other proceedings will not have a materially adverse effect on our financial position, results of operations, or cash flows.